SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	May 18, 2026 SGD ($)	Apr. 19, 2026 USD ($) OperatingBusiness
Finder's Agreement [Member]
Subsequent Event [Abstract]
Number of operating business acquired | OperatingBusiness		1
Percentage of success fee rate		1.00%
Threshold maximum pre-money valuation amount		$ 400,000,000
Threshold minimum pre-money valuation amount		$ 400,000,000
Period within which agreed to pay upfront cash payment		30 days
Upfront cash payment		$ 1,200,000
CTFEX Holding Pte. Limited [Member]
Subsequent Event [Abstract]
Percentage of interest acquired	42.40%
Consideration paid	$ 500,000